Vessels, Port Terminals and Other Fixed Assets	12 Months Ended
Dec. 31, 2012
Vessels, Port Terminal And Other Fixed Assets [Abstract]
Vessels, port terminals and other fixed assets
NOTE 7: VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,390,720	$(80,976)	$1,309,744
Additions	544,234	(54,581)	489,653
Disposals	(386,571)	8,475	(378,096)
Balance December 31, 2010	1,548,383	(127,082)	1,421,301
Additions	133,874	(63,203)	70,671
Disposals	(81,454)	4,707	(76,747)
Balance December 31, 2011	1,600,803	(185,578)	1,415,225
Additions	102,306	(63,737)	38,569
Disposals	(71,209)	4,141	(67,068)
Balance December 31, 2012	$1,631,900	$(245,174)	$1,386,726

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$60,129	$(6,560)	$53,569
Additions	5,129	(2,471)	2,658
Balance December 31, 2010	65,258	(9,031)	56,227
Additions	9,230	(2,538)	6,692
Disposals	(152)	103	(49)
Balance December 31, 2011	74,336	(11,466)	62,870
Additions	11,904	(2,785)	9,119
Balance December 31, 2012	$86,240	$(14,251)	$71,989

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$238,451	$(28,798)	$209,653
Additions	40,453	(13,886)	26,567
Disposals	(67)	47	(20)
Balance December 31, 2010	278,837	(42,637)	236,200
Additions	62,153	(15,378)	46,775
Balance December 31, 2011	340,990	(58,015)	282,975
Additions	20,008	(19,383)	625
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$356,408	$(77,398)	$279,010

Tanker vessels (Navios Acquisition)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$—	$—	$—
Vessels delivered from initial acquisition	119,251	(2,024)	117,227
VLCC Acquisition	419,500	(7,068)	412,432
Balance December 31, 2010	$538,751	$(9,092)	$529,659
Additions	31,774	(7,198)	24,576
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	$—	$—	$—

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$6,540	$(1,765)	$4,775
Additions	2,389	(822)	1,567
Disposals	(162)	110	(52)
Balance December 31, 2010	8,767	(2,477)	6,290
Additions	1,331	(745)	586
Balance December 31, 2011	10,098	(3,222)	6,876
Additions	2,832	(903)	1,929
Disposals	(37)	—	(37)
Balance December 31, 2012	$12,893	$(4,125)	$8,768

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,695,840	$(118,099)	$1,577,741
Additions	1,130,956	(80,852)	1,050,104
Disposals	(386,800)	8,632	(378,168)
Balance December 31, 2010	2,439,996	(190,319)	2,249,677
Additions	238,362	(89,062)	149,300
Disposals	(81,606)	4,810	(76,796)
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	2,026,227	(258,281)	1,767,946
Additions	137,050	(86,808)	50,242
Disposals	(71,246)	4,141	(67,105)
Restructure of capital lease	(4,590)	—	(4,590)
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493

Sale of Vessels
On January 8, 2010, Navios Holdings sold the Navios Hyperion, a 2004-built Panamax vessel, to Navios Partners for a cash consideration of $63,000 (see Notes 16 and 19).
On March 18, 2010, Navios Holdings sold the Navios Aurora II, a 2009-built Capesize vessel, to Navios Partners for a consideration of $110,000. Out of the $110,000 purchase price, $90,000 was paid in cash and the remaining amount was paid through the receipt of 1,174,219 common units of Navios Partners. (see Notes 9, 16 and 19).
On May 21, 2010, Navios Holdings sold the Navios Pollux, a 2009-built Capesize vessel, to Navios Partners for a cash consideration of $110,000 (see Note 16 and 19).
On November 15, 2010, Navios Holdings sold to Navios Partners the vessels Navios Melodia and Navios Fulvia, two 2010-built Capesize vessels, for a total consideration of $176,971, of which $162,000 was paid in cash and the remaining with 788,370 common units of Navios Partners (see Note 9, 16 and 19).
On May 19, 2011, Navios Holdings sold the Navios Luz, a 2010-built Capesize vessel, and the Navios Orbiter, a 2004-built Panamax vessel, to Navios Partners for a total consideration of $130,000, of which $120,000 was paid in cash and $10,000 was paid through the receipt of 507,916 newly issued common units of Navios Partners (see Note 9, 16 and 19).
On June 15, 2012, Navios Holdings sold the Navios Buena Ventura, a 2010-built Capesize vessel to Navios Partners for a cash consideration of $67,500 (see Note 16 and 19).
Vessel Acquisitions
On January 2010, the Navios Antares, a 2010-built, 169,059 deadweight ton (“dwt”), was delivered to Navios Holdings. The vessel's acquisition price was $115,747, of which $30,847 was paid in cash, $10,000 was paid in shares of common stock, $64,350 was financed through a loan and the remaining amount was funded through the issuance of 1,780 shares of preferred stock (see also Note 17).
On April 28, 2010, the Navios Vector, a 50,296 dwt Ultra Handymax vessel and former long-term chartered-in vessel in operation, was delivered to Navios Holdings' owned fleet. The Navios Vector's acquisition cost was approximately $30,000, which was financed through the release of $17,982 of restricted cash, which was kept for investing activities, and the remaining balance was paid with existing cash.
On September 20, 2010, the Navios Melodia, a 2010-built, 179,132 dwt, Capesize vessel, was delivered to Navios Holdings for an acquisition price of approximately $69,065, of which $19,657 was paid in cash, $36,987 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock  (see Note 17).
On October 1, 2010, the Navios Fulvia, a 2010-built, 179,263 dwt Capesize vessel, was delivered to Navios Holdings. The vessel's purchase price was approximately $67,511, of which $14,254 was paid in cash, $36,987 was financed through a loan and the remaining amount was funded through the issuance of 3,740 shares of preferred stock in 2009 and 2010 (see Note 17).
On October 29, 2010, the Navios Buena Ventura, a new 2010-built, 179,132 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet for an acquisition price $71,209, of which $19,089 was paid in cash, $39,000 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock (see Note 17).  Following the delivery of the Navios Buena Ventura, $39,000 (see Note 11), which was kept in a pledged account in Dekabank, was released to finance the delivery of this vessel as collateral.

On November 17, 2010, the Navios Luz, a new 2010-built, 179,144 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet. The vessel's acquisition price was $54,501, of which $563 was paid in cash, $37,500 was financed through a loan and the remaining amount was funded through the issuance of 3,551 shares of preferred stock in 2009 and 2010 (see Note 17).
On December 3, 2010, the Navios Etoile, a new 2010-built, 179,234 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet. The vessel's acquisition price was $66,163, of which $22,781 was paid in cash, $37,500 was financed through a loan and the remaining amount was funded through the issuance of 1,238 shares of preferred stock in 2009 and 2010 (see Note 17).
On December 17, 2010, the Navios Bonheur, a new 2010-built, 179,259 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet, for an acquisition price $68,883, of which $691 was paid in cash, $56,790 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock (see Note 17).
On January 28, 2011, Navios Holdings took delivery of the Navios Altamira, a new, 2010-built 179,165 dwt  Capesize vessel, from a South Korean shipyard for an acquisition price of $55,427, of which $15,427 was paid in cash and the remaining amount of $40,000 was funded through a loan (see Note 11).
On February 14, 2011, Navios Holdings took delivery of the Navios Azimuth, a new, 2011-built 179,169 dwt  Capesize vessel from a South Korean shipyard for a purchase price of approximately $55,672, of which $14,021 was paid in cash, $40,000 was financed through a loan and the remaining amount was funded through the issuance of 300 shares of preferred stock issued in 2010 (see Notes 11and17).
On February 21, 2011, Navios Holdings exercised its purchase option to acquire the Navios Astra, a 53,468 dwt Ultra-Handymax vessel and former long-term chartered-in vessel in operation, which was delivered to Navios Holdings' owned fleet. The Navios Astra's acquisition price was $22,775, of which $1,513 was the unamortized portion of the favorable lease term. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra (see Note 11).
On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 2011-built 34,690 dwt Handysize vessel and former long-term chartered-in vessel in operation, for an acquisition price of $26,117, of which $26,000 was funded through a loan and the remaining amount was paid from existing cash.
On March 30, 2012, Navios Holdings took delivery of the Navios Centaurus, a new, 2012-built 81,472 dwt  bulk carrier vessel from a South Korean shipyard for an acquisition price of $37,095, of which $15,645 was paid from existing cash and $21,450 was financed through a loan.
On May 14, 2012, Navios Holdings took delivery of the Navios Avior, a new, 2012-built 81,355 dwt bulk carrier vessel, from a South Korean shipyard for a purchase price of $39,094, of which $18,210 was paid from existing cash and $20,884 was financed through a loan.

 Navios Logistics
In June 2010, Navios Logistics entered into long-term bareboat agreements for two product tankers, the Stavroula and the San San H (formerly known as the Jiujiang). Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its bareboat agreements by extending their durations until June 2016 and amending the purchase price obligation to $9,850 and $9,800, respectively, at the end of the lease period, as extended. As of December 31, 2012, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2012 for both vessels were $1,519.
During the first quarter of 2010, Navios Logistics began the construction of a grain drying and conditioning facility at its dry port facility in Nueva Palmira, Uruguay. The facility, which has been operational since May 16, 2011, has been financed entirely with funds provided by Navios Logistics' dry port operations  with a total cost of $3,891. During 2011, Navios Logistics used a portion of the proceeds from the Logistics Senior Notes (as defined in Note 11) to pay $10,819 for the acquisition of two pushboats named William Hank and Lonny Fugate and another $6,360 for the acquisition of a pushboat named WW Dyer. Additionally, Navios Logistics used a portion of such proceeds to pay $19,836 for the acquisition of 66 dry barges, $17,635 relating to transportation and other related costs associated with the acquired pushboats and barges, and $4,304 for the acquisition of a floating drydock facility.
During the third and fourth quarter of 2010, Navios Logistics acquired two 29 acre parcels of land located south of the Nueva Palmira Free Zone as part of a project to develop a new transshipment facility for mineral ores and liquid bulks. In September 2011, Navios Logistics acquired an additional parcel of land of approximately 23 acres as part of this project.
As of April 2012, the construction of the new silo at Navios Logistics' dry port facility in Nueva Palmira, Uruguay was completed. Navios Logistics paid $9,736 for the construction of the silo. During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which is expected to be completed in the third quarter of 2013. As of December 31, 2012, Navios Logistics had paid $7,548 for the construction of the new conveyor belt.
In Navios Logistics' liquid port in Paraguay, 3,000, 5,000 and 2,100 cubic meters of capacity were added in December 2011, August 2012 and October 2012, respectively, reaching a total capacity of 45,660 cubic meters. As of December 31, 2012, Navios Logistics had paid $891 ($597 of which paid in 2011) for the construction of all three tanks.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges. The first tank barge was delivered in October 2012 and the second tank barge in December 2012 with a cost of $1,900 per tank barge. The third tank barge was delivered in April 2013 and the remaining is expected to be delivered in June 2013. As of December 31, 2012, Navios Logistics had paid $780 for the construction of both remaining tank barges.
During the second half of 2012, Navios Logistics acquired one push boat and three liquid barges that were previously chartered-in by Navios Logistics from Holdux Maritima Leasing Corp., a company owned by members of the family of the noncontrolling shareholders of Navios Logistics. The total consideration for the acquisition was $13,443, to be paid in one initial payment and seven semiannual installments with the final installment payable on June 30, 2016. As of December 31, 2012, Navios Logistics had paid $630 and the remaining balance under the agreement was $12,813. The current portion of the balance is included in “Accounts payable” and the noncurrent is included in “Other long term liabilities”.
During the second half of 2012, Navios Logistics acquired 100% of the outstanding common stock of Merco Parana S.A., which is the owner of three liquid barges that were previously chartered-in by Navios Logistics. Merco Parana S.A. is a company previously owned by the noncontrolling shareholders of Navios Logistics. The total consideration for the acquisition was $2,493 to be paid in installments with the final installment payable on March 29, 2013. As of December 31, 2012, Navios Logistics had paid $1,980 and the remaining balance under the agreement was $513. The current portion of the balance is included in “Accounts Payable” and the noncurrent is included in “Other long term liabilities”.